Notes Payable - Schedule of Convertible Notes Payable (Details) (10-K) - USD ($)	Jun. 30, 2020	Mar. 21, 2020	Dec. 31, 2019	Nov. 04, 2019	Oct. 22, 2019	Aug. 19, 2019	May 17, 2019	Dec. 31, 2018
Accrued interest payable			$ 18,666
Convertible notes payable, gross	$ 201,754		551,591					$ 239,666
November 2019 Convertible Note [Member]
Principal amount of notes payable			170,000
Debt discounts, net of amortization			(143,060)	$ (13,600)
Accrued coupon interest			2,701
Convertible notes payable, gross			29,641
October 2019 Convertible Note [Member]
Principal amount of notes payable			60,000
Debt discounts, net of amortization			(47,512)		$ (1,750)
Accrued coupon interest			1,167
Convertible notes payable, gross			13,655
August 2019 Convertible Note [Member]
Principal amount of notes payable			55,000
Debt discounts, net of amortization			(27,218)			$ (5,000)
Accrued coupon interest			2,034
Convertible notes payable, gross			29,816
May 2019 Convertible Note [Member]
Principal amount of notes payable			45,446
Debt discounts, net of amortization			(17,181)				$ (5,000)
Accrued coupon interest			3,108
Convertible notes payable, gross			31,373
April 2019 Convertible Note [Member]
Principal amount of notes payable			38,500
Debt discounts, net of amortization			(10,688)
Accrued coupon interest			4,257
Convertible notes payable, gross			32,069
2018 Convertible Notes and 2019 Q1 Convertible Notes [Member]
Principal amount of notes payable			190,000					80,000
Discount associated with issuance of warrants net of amortization								(27,968)
Accrued interest payable			17,976					401
Convertible notes payable, gross			207,976					52,433
Original Convertible Notes [Member]
Principal amount of notes payable			125,000					125,000
Accrued interest payable	$ 21,230	$ 32,875	82,060					62,233
Convertible notes payable, gross			$ 207,060					$ 187,233